Plan of Restructuring (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring and Related Activities Disclosure [Text Block]
Note 2 - Plan of Restructuring

The Company’s Board of Directors approved a comprehensive restructuring plan which included offers to the holders of the 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged and to the holders of the 9½% Subordinated debentures due 2012 (the “Debentures”) to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims. On November 14, 2011, $8,976,000 principal amount of the Notes and $718,000 principal amount of the Debentures were exchanged.  The Company issued 2,244,000 shares of Common Stock in exchange for the Notes, which have not been registered under the Securities Exchange Act of 1933, as amended, and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements. In 2012, an additional $57,000 principal amount of the Notes and $5,000 principal amount of the Debentures were exchanged.

As part of the restructuring plan, on November 14, 2011 the Company completed the sale of an aggregate of $8.3 million of securities (the “Offering”) consisting of 416,500 shares of the Company’s Series A Convertible Preferred Stock, par value $0.001 per share (the “Preferred Stock”) having a stated value of $20.00 per share and convertible into 50 shares of the Company’s Common Stock, par value $0.001 per share (or an aggregate of 20,825,000 shares of Common Stock) and 4,165,000 one-year warrants (the “A Warrants”).  The expiration date of the A Warrants was subsequently extended until February 12, 2013. These securities were issued at a purchase price of $20,000 per unit (the “Unit”).  Each Unit consists of 1,000 shares of Preferred Stock, which are convertible into 50,000 shares of Common Stock and 10,000 A Warrants.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

R.F. Lafferty & Co., Inc. (the “Placement Agent”), a FINRA registered broker-dealer, was engaged as Placement Agent in connection with the Offering.  The Placement Agent was paid fees based upon a maximum of an $8,000,000 raise.  Such fees consisted of a cash fee in the amount of $200,000, a one-year note for $200,000 at a 4.00% rate of interest and three-year warrants to purchase 24 Units (the “Placement Agent Warrants”).  The A Warrants issuable upon exercise of the Placement Agent Warrants and the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be substantially the same as the A Warrants and B Warrants sold in the Offering, except that they have the following exercise periods: (i) the A Warrants issuable upon exercise of the Placement Agent Warrants shall be exercisable for a period of two years from the date of exercise of the Placement Agent Warrants; and (ii) the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be exercisable for a period equal to the longer of three years from the closing date of the restructuring transaction or one year from the date of exercise of the A Warrants underlying the Placement Agent Warrants.  The Placement Agent Warrants are exercisable at a price of $0.50 per share, and the A Warrants and B Warrants issuable upon exercise of the Placement Agent Warrants will be exercisable at a price of $0.20 per share in the case of the A Warrants and $0.50 per share in the case of the B Warrants, on the same terms as provided in the A Warrants and B Warrants sold in the Offering.

At the Annual Meeting of Stockholders on June 26, 2012, among other things the stockholders approved proposals to (a) increase the authorized shares of Common Stock to 60,000,000, (b) reduce the par value of Common Stock to $0.001, (c) reduce the par value of Preferred Stock to $0.001, (d) remove Class A Stock from authorized capital stock and (e) remove Class B Stock from authorized capital stock, and on July 2, 2012, the Company filed an Amended and Restated Certificate of Incorporation with the Secretary of State of Delaware containing these provisions, which is reflected in the September 30, 2012 Condensed Consolidated Balance Sheet.  Pursuant to the filing of the Amended and Restated Certificate of Incorporation, the Company’s 416,500 issued and outstanding shares of Preferred Stock automatically converted into an aggregate of 20,825,000 shares of Common Stock in accordance with the terms of the Preferred Stock, the exercise price of the A Warrants was reduced from $1.00 per share to $0.20 per share in accordance with the terms of the A Warrants, the exercise price of the B Warrants was reduced from $1.00 per share to $0.50 share in accordance with the terms of the B Warrants, the exercise price of the Placement Agent Warrants was reduced from $1.00 per share to $0.50 per share and the exercise price of the warrants associated with the $650,000 of 4.00% secured notes was reduced from $1.00 per share to $0.10 per share in accordance with the terms of those warrants.

The net proceeds of the Offering were used to fund the restructuring of the Company’s outstanding debt, which included: (1) a cash settlement to holders of the Notes in the amount of $2,019,600; (2) a cash settlement to holders of the Debentures in the amount of $71,800; (3) a payment on the Company’s outstanding term loan with the senior lender in the amount of $320,833 and (4) a payment of $1.0 million on the Company’s outstanding revolving loan with the senior lender under the Credit Agreement.  The net proceeds of the Offering remaining after the payments to the holders of the Notes and the Debentures and to the senior lender were used to pay the remaining $3.0 million outstanding under the revolving loan with the senior lender under the Credit Agreement and for working capital.

The investors, who own a substantial number of warrants to purchase our Common Stock will have substantial influence over the vote on key matters requiring stockholder approval.  As of September 30, 2012, the investors have 8,330,000 warrants to purchase shares of our Common Stock issued in connection with their investment in the Preferred Stock, which does not include the 2,680,000 warrants held by the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes.

The Company began its restructuring plan in 2010 by reducing operating costs.  The actions included the elimination of approximately 90 positions from our operations and the closing of our Stratford, Connecticut manufacturing facility.  Total restructuring costs to date have been $1.6 million consisting of employee severance pay, facility closing costs representing primarily lease termination and asset write-off costs, and other fees directly related to the restructuring plan.  The three months ending September 30, 2012 results include an additional restructuring charge of $178,000 consisting of severance directly related to the restructuring plan.  The costs associated with the restructuring are included in a separate line item, Restructuring costs, in the Condensed Consolidated Statements of Operations.  We expect that the majority of these costs will be paid over the next 12 months.

The following table shows the amounts expensed and paid for restructuring costs that were incurred during the nine months ended September 30, 2012 and the remaining accrued balance of restructuring costs as of September 30, 2012, which is included in Accrued liabilities in the Condensed Consolidated Balance Sheets:

	Balance December 31, 2011	Provision	Payments and Other Adjustments	Balance September 30, 2012
Severance costs (1)	$43	$ 341	$161	$223
Other fees	30	10	40	-
Total Restructuring cost	$73	$351	$201	$223

(1) Represents salaries for employees separated from the Company.

The following table shows, by reportable segment, the restructuring costs incurred for the nine months ended September 30, 2012 and the remaining accrued balance of restructuring costs as of September 30, 2012:

	Balance December 31, 2011	Provision	Payments and Other Adjustments	Balance September 30, 2012
Digital display sales	$ -	$330	$135	$195
Digital display lease and maintenance	73	21	66	28
Restructuring Costs, Reportable segment	$73	$351	$201	$223

2.  Plan of Restructuring

The Company’s Board of Directors approved a comprehensive restructuring plan which included offers to the holders of the 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged and to the holders of the 9½% Subordinated debentures due 2012 (the “Debentures”) to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.

$8,976,000 principal amount of the Notes and $718,000 principal amount of the Debentures were exchanged.  The Company issued 2,244,000 shares of Common Stock in exchange for the Notes, which have not been registered under the Securities Exchange Act of 1933, as amended, and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.  The Company recorded an $8.8 million gain ($3.21 per share, basic and diluted) on debt extinguishment of principal and accrued interest on the Notes and Debentures that were exchanged.

As part of the restructuring plan, on November 14, 2011 the Company completed the sale of an aggregate of $8.3 million of securities (the “Offering”) consisting of 416,500 shares of the Company’s Series A Convertible Preferred Stock, par value $1.00 per share (the “Preferred Stock”) having a stated value of $20.00 per share and convertible into 50 shares of the Company’s Common Stock, par value $1.00 per share (or an aggregate of 20,825,000 shares of Common Stock) and 4,165,000 one-year warrants (the “A Warrants”).  These securities were issued at a purchase price of $20,000 per unit (the “Unit”).  Each Unit consisted of 1,000 shares of Preferred Stock, which are convertible into 50,000 shares of Common Stock and 10,000 A Warrants.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $1.00 per share (subject to adjustment to $0.20 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $1.00 per share (subject to adjustment to $0.50 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).

R.F. Lafferty & Co., Inc., (the “Placement Agent”) a FINRA registered broker-dealer, was engaged as placement agent in connection with the Offering.  The Placement Agent was paid fees based upon a maximum of an $8,000,000 raise.  Such fees consisted of a cash fee in the amount of $200,000, a one year note for $200,000 at a 4.00% rate of interest and three-year warrants to purchase 24 Units (the “Placement Agent Warrants”).  The A Warrants issuable upon exercise of the Placement Agent Warrants and the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be substantially the same as the A Warrants and B Warrants sold in the Offering, except that they have the following exercise periods: (i) the A Warrants issuable upon exercise of the Placement Agent Warrants shall be exercisable for a period of two years from the date of exercise of the Placement Agent Warrants; and (ii) the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be exercisable for a period equal to the longer of three years from the Closing Date or one year from the date or exercise of the A Warrants underlying the Placement Agent Warrants.  The Placement Agent Warrants are exercisable at a price of $0.50, and the A Warrants and B Warrants issuable upon exercise of the Placement Agent Warrants will be exercisable at a price of $1.00 per share (subject to adjustment to $0.20 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10) in the case of the A Warrants and $1.00 per share (subject to adjustment to $0.50 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10) in the case of the B Warrants, on the same terms as provided in the A Warrants and B Warrants sold in the Offering.

The net proceeds of the Offering were used to fund the restructuring of the Company’s outstanding debt, which included: (1) a cash settlement to holders of the Notes in the amount of $2,019,600; (2) a cash settlement to holders of the Debentures in the amount of $71,800; (3) payment of the Company’s outstanding term loan with the senior lender in the amount of $320,833 and (4) payment of $1.0 million on the Company’s outstanding revolving loan with the senior lender under the Credit Agreement.  The net proceeds of the Offering remaining after payment to holders of the Notes, the Debentures and the senior lender were used to pay the remaining $3.0 million outstanding under the revolving loan with the senior lender under the Credit Agreement and for working capital.

The investors, who own a substantial number of warrants to purchase our Common Stock will have substantial influence over the vote on key matters requiring stockholder approval.  As of December 31, 2011, the investors have 8,330,000 warrants to purchase shares of our Common Stock issued in connection with the their investment in the Series A Convertible Preferred Stock, which does not include the 2,680,000 warrants held by the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes.

In the second quarter of 2010, the Company began its restructuring plan by reducing operating costs.  The 2010 actions included the elimination of approximately 50 positions from our operations and the closing of our Stratford, Connecticut manufacturing facility.  The 2010 results included a restructuring charge of $1.1 million consisting of employee severance pay, facility closing costs representing primarily lease termination and asset write-off costs, and other fees directly related to the restructuring plan.

The 2011 actions include the elimination of approximately 30 additional positions.  The 2011 results include an additional restructuring charge of $164,000 consisting of employee severance pay and other fees directly related to the restructuring plan.  The costs associated with the restructuring are included in a separate line item, restructuring costs, in the Consolidated Statements of Operations.  We expect that the majority of these costs will be paid over the next 12 months.

The following table shows the amounts expensed and paid for restructuring costs that were incurred during 2011 and the remaining accrued balance of restructuring costs as of December 31, 2011, which is included in Accrued liabilities in the Consolidated Balance Sheets.

In thousands	Balance December 31, 2010	Provision	Payments and Other Adjustments	Balance December 31, 2011
Severance costs (1)	$ -	$ 83	$ 40	$43
Facility closing costs (2)	215	(30)	185	-
Other fees	94	111	175	30
Total Restructuring cost	$309	$164	$400	$73

(1)    Represents salaries for employees separated from the Company.

(2)    Represents costs associated with the closing of the Stratford, Connecticut facility (primarily lease termination costs) and leasehold improvement and equipment write-offs.

The following table shows by reportable segment, the restructuring costs incurred during 2011 and the remaining accrued balance of restructuring costs as of December 31, 2011.

In thousands	Balance December 31, 2010	Provision	Payments and Other Adjustments	Balance December 31, 2011
Digital display sales	$ -	$ 25	$ 25	$ -
Digital display lease and maintenance	309	139	375	73
Segmented Restructuring cost	$309	$164	$400	$73